Advances to third parties - Schedule of advances to third parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Advances to Third Parties [Line Items]
Advances to third parties	$ 16,780	$ 46,998
Current portion	(3,104)	(8,520)
Long-term portion	13,676	38,478
Advances to a third party independent sales organization
Advances to Third Parties [Line Items]
Advances to third parties	16,616	46,680	$ 51,175
Other
Advances to Third Parties [Line Items]
Advances to third parties	$ 164	$ 318